Earnings per share (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 INR (₨) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 INR (₨) shares	Mar. 31, 2020 INR (₨) shares
Earnings per share [line items]
Profit	₨ 1,257,945	$ 16,594	₨ 1,531,862	₨ 705,377
Weighted average number of ordinary shares outstanding	182,468,672	182,468,672	179,533,536	179,180,285